LAND USE RIGHTS, NET (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
LAND USE RIGHTS, NET
Schedule of land use rights

	December 31,	June 30,
	2021	2022
	RMB	RMB
Cost	1,036,178	1,036,178
Accumulated amortization	(17,270)	(27,630)
Land use rights, net	1,018,908	1,008,548

	December 31,	September 30,
	2021	2022
	RMB	RMB
Cost	1,036,178	1,036,179
Accumulated amortization	(17,270)	(32,813)
Land use rights, net	1,018,908	1,003,366